CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2012	$ 1	$ 500,777	$ (22,968)	$ 2,996	$ 480,806
Balance (in shares) at Dec. 31, 2012	13,013
Increase (Decrease) in Stockholders' Equity
Exercise of stock options		5,124			5,124
Exercise of stock options (in shares)	271
Issuance of common stock through employee stock purchase plan		2,997			2,997
Issuance of common stock through employee stock purchase plan (in shares)	229
Vesting of restricted stock units (in shares)	233
Repurchases of common stock		(4,290)			(4,290)
Stock-based compensation		13,569			13,569
Dividends and dividend equivalents paid on shares outstanding and restricted stock units		(11,258)		(19,724)	(30,982)
Tax benefits from equity awards		1,526			1,526
Other comprehensive loss			(2,122)		(2,122)
Spin off of FTD Companies, Inc.		(300,146)	22,815		(277,331)
Net income (loss)				(88,275)	(88,275)
Balance at Dec. 31, 2013	$ 1	208,299	(2,275)	(105,003)	101,022
Balance (in shares) at Dec. 31, 2013	13,746
Increase (Decrease) in Stockholders' Equity
Issuance of common stock through employee stock purchase plan		1,397			1,397
Issuance of common stock through employee stock purchase plan (in shares)	142
Vesting of restricted stock units (in shares)	401
Repurchases of common stock		(2,796)			(2,796)
Stock-based compensation		8,557			8,557
Tax shortfalls from equity awards		(155)			(155)
Other comprehensive loss			(883)		(883)
Net income (loss)				(5,429)	(5,429)
Balance at Dec. 31, 2014	$ 1	215,302	(3,158)	(110,432)	$ 101,713
Balance (in shares) at Dec. 31, 2014	14,289				14,289
Increase (Decrease) in Stockholders' Equity
Exercise of stock options		1,699			$ 1,699
Exercise of stock options (in shares)	144
Issuance of common stock through employee stock purchase plan		1,308			1,308
Issuance of common stock through employee stock purchase plan (in shares)	132
Vesting of restricted stock units (in shares)	285
Repurchases of common stock		(1,695)			(1,695)
Stock-based compensation		5,550			5,550
Other comprehensive loss			(928)		(928)
Net income (loss)				29,973	29,973
Balance at Dec. 31, 2015	$ 1	$ 222,164	$ (4,086)	$ (80,459)	$ 137,620
Balance (in shares) at Dec. 31, 2015	14,850				14,850